CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 12, 2013	Feb. 28, 2013	Feb. 29, 2012
CAPITAL LEASES [Abstract]
Cost value of capital leased assets		$ 6,115
Capital Leases [Line Items]
Accumulated Amortization		21,087	15,825
Net Book Value		7,444	5,184
Due in year one		3,251
Due in year two		1,451
Reduction in capital leased assets during the period	659
Reduction in capital lease obligations	1,291
Assets Held under Capital Leases [Member]
Capital Leases [Line Items]
Accumulated Amortization		2,874
Net Book Value		$ 3,241